Nature of Business and Organization and Basis of Presentation (Details) - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	Jul. 21, 2021	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Merger-related costs capitalized in the period		$ 1,736	$ 4,600
Merger-related costs capitalized to date			$ 7,865
Exchange ratio			0.14130
Aggregate shares able to be purchased from warrants issued (in Shares)		19,016,865	19,016,865	2,167,254	270,200
Number of shares purchased (in Shares)			76,140,000
Purchase price (in Dollars per share)		$ 10	$ 10
Aggregate purchase price			$ 761,400
PSAC [Member] | Subsequent Event [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Cash raised	$ 229,653
Redemption of shares	$ 206
Common Class A [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)		44,880,595	44,880,595
US-Based Investment Firm Warrants [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)		10,198,958	10,198,958